STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - The Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 0	$ 1,115,735,744
Employer contribution receivable	0	38,589
Notes receivable from participants	0	6,717,209
Other receivables	0	124,839
Total assets	0	1,122,616,381
Other liabilities	0	(3,415)
Total net assets available for benefits	0	1,122,612,966
Investment securities
Investments, at fair value:
Total investments	0	948,419,046
Hess Corporation common stock fund
Investments, at fair value:
Total investments	$ 0	$ 167,316,698